REPORTING ENTITY (Details)		6 Months Ended	12 Months Ended
		Jun. 21, 2016	Dec. 31, 2017
Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary		58.49%	68.74%
Banco de Occidente S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary			72.27%
Banco Popular S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary			93.74%
Banco Comercial AV Villas S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary			79.89%
Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary			58.49%
Porvenir S.A. and its subsidiary [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Management of pension and severance funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			75.69%
Almaviva S.A. and its subsidiary [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Logistics services.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			95.81%
Proportion of ownership interest in subsidiary			65.85%
Leasing Bogota Panama S.A. [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary	[1]		Holding company
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			68.74%
Banco de Bogota Panama S.A. [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			68.74%
BAC Credomatic Inc. [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			68.74%
Fiduciaria de Occidente S.A. [Member] | Banco de Occidente S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			99.99%
Proportion of ownership interest in subsidiary			71.05%
Banco de Occidente Panama. S.A. [Member] | Banco de Occidente S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Proportion of voting rights held in subsidiary			95.00%
Proportion of ownership interest in subsidiary			68.66%
Occidental Bank Barbados Ltd. [Member] | Banco de Occidente S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Barbados
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			72.27%
Fiduciaria Popular S.A. [Member] | Banco Popular S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			94.85%
Proportion of ownership interest in subsidiary			88.91%
Alpopular S.A. [Member] | Banco Popular S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Conservation and custody of documents; transportation of products at national and international levels.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			71.10%
Proportion of ownership interest in subsidiary			66.65%
A Toda Hora S.A. ATH [Member] | Banco Comercial AV Villas S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			ATM network services and maintenance and software development
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			78.90%
Fiduciaria Corficolombiana S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Trust services
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			44.79%
Leasing Corficolombiana S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Financial services
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			44.79%
Banco Corficolombiana Panama S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			44.79%
Casa de Bolsa S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Securities brokerage and securities funds management.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			97.30%
Proportion of ownership interest in subsidiary			63.84%
Hoteles Estelar S. A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Construction and operation of hotels, directly owned by third parties, in Colombia and abroad.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			84.96%
Proportion of ownership interest in subsidiary			38.05%
Estudios y Proyectos del Sol S.A.S. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			44.79%
Pizano S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Timber production and transformation, industrial products manufacturing, construction supplies production.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			59.38%
Proportion of ownership interest in subsidiary			31.27%
Organizacion Pajonales S. A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Investment and promotion of agricultural, livestock, forestry and agro industrial companies.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			98.67%
Proportion of ownership interest in subsidiary			44.19%
Promigas S.A. E.S.P. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Transportation and distribution of natural gas.
Country of incorporation of subsidiary			Barranquilla, Colombia
Proportion of voting rights held in subsidiary			50.23%
Proportion of ownership interest in subsidiary			22.50%
Estudios, Proyectos e Inversiones de los Andes S.A. [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			99.93%
Proportion of ownership interest in subsidiary			44.76%
Plantaciones Unipalma de los Llanos S.A [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Development, production and sale of african palm products.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			54.53%
Proportion of ownership interest in subsidiary			24.42%
Proyectos de Infraestructura S.A. - PISA [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Road and Infrastructure Concessions.
Country of incorporation of subsidiary			Cali, Colombia
Proportion of voting rights held in subsidiary			88.25%
Proportion of ownership interest in subsidiary			39.53%
Colombiana de Licitaciones y Concesiones S.A.S [Member] | Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			100.00%
Proportion of ownership interest in subsidiary			44.79%
Fiduciaria Bogota S.A [Member] | Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Proportion of voting rights held in subsidiary			94.99%
Proportion of ownership interest in subsidiary			65.29%

[1]	Leasing Bogotá Panamá, has no restrictions for transferring dividends to Colombia.